Non-Convertible Debt and Promissory Note (Narrative) (Details) - Glencore [Member] - USD ($) $ in Thousands		12 Months Ended
	Aug. 07, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Non-Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount				$ 140,000
Interest costs capitalized		$ 50,436
Borrowing costs capitalised			$ 12,305
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount	$ 15,000
Borrowings, interest rate basis	LIBOR plus 6.0%
Availability of debt or equity financing	$ 100,000
Interest costs capitalized		$ 1,629
Borrowing costs capitalised			$ 341